Leases - Supplemental Cashflow Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ (0.3)
Operating cash flows from operating leases	(20.6)
Financing cash flows from finance leases	(3.7)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	50.4
Finance leases	$ 5.4